UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
           --------------------------------------------------
Address:   535 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------


           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ David O Connor          New York, New York            11/15/10
------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:           38
                                               -------------

Form 13F Information Table Value Total:          960,263
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
















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

          Name of           Title of            Value Shrs of   SH/   PUT/  Investme Other
           Issuer             Class    CUSIP   (x1000)PRN AMT  PRN    CALL  DiscretiManagers  Sole   Shared

ACADIA REALTY TRUST         COM      004239109    2708  142540              Sole            Sole
AMB PROPERTY CORP           COM      00163T109  101152 3821396              Sole            Sole
AVATAR HOLDINGS INC         COM      053494100    4871  255300              Sole            Sole
CAMDEN PROPERTY TRUST       COM      133131102   88589 1846757              Sole            Sole
CAPITAL LEASE FUNDING INC   COM      140288101   14839 2654509              Sole            Sole
CB RICHARD ELLIS GROUP INC  COM      12497T101   48756 2667167              Sole            Sole
CHATHAM LODGING TRUST       COM      16208T102    5257  282500              Sole            Sole
CHESAPEAKE LODGING TRUST    COM      165240102   11653  712300              Sole            Sole
COGDELL SPENCER INC         COM      19238U107   19334 3059123              Sole            Sole
COHEN & STEERS QUALITY INCOMCOM      19247L106    9301 1183389              Sole            Sole
CORESITE REALTY CORP        COM      21870Q105    4917  300000              Sole            Sole
COUSINS PPTYS INC           COM      222795106   14798 2072567              Sole            Sole
DIAMONDROCK HOSPITALITY     COM      252784301    2456  258783              Sole            Sole
ENTERTAINMENT PROP TR CONV PPFD      29380T402    7614  405000              Sole            Sole
FELCOR LODGING TRUST        COM      31430F101    5750 1250000              Sole            Sole
HERSHA HOSPILITY TRUST      COM      427825104    8004 1545100              Sole            Sole
HFF, INC                    COM      40418F108   14648 1578437              Sole            Sole
HIGHWOODS PROPERTIES INC    COM      431284108   41808 1287600              Sole            Sole
HYATT HOTELS CORP           COM      448579102   45530 1217697              Sole            Sole
ING CLARION GBL REAL ESTATE COM      44982G104    5896  780984              Sole            Sole
JONES LANG LASALLE INC      COM      48020Q107   50949  590579              Sole            Sole
KILROY REALTY               COM      49427F108   89289 2694288              Sole            Sole
LIBERTY PROPERTY TRUST SBI  COM      531172104   19255  603600              Sole            Sole
PEBBLEBROOK HOTEL TRUST INC COM      70509V100    6094  338366              Sole            Sole
POST PROPERTIES INC         COM      737464107   94976 3401707              Sole            Sole
PROLOGIS INC                COM      743410102   30614 2598800              Sole            Sole
REALTY INCOME CORP          COM      756109104   42022 1246214              Sole            Sole
REIS, INC                   COM      75936P105    2530  395855              Sole            Sole
SL GREEN REALTY CORP        COM      78440X101   23008  363300              Sole            Sole
STARWOOD PROPERTY TRUST     COM      85571B105   20174 1015287              Sole            Sole
STRATEGIC HOTELS AND RESORTSCOM      86272T106   20911 4931950              Sole            Sole
STRATUS PPTYS INC           COM      863167201    3725  443453              Sole            Sole
SUNRISE SENIOR LIVING INC   COM      86768K106   15344 4473602              Sole            Sole
SUNSTONE HOTEL INVESTORS INCCOM      867892101    4905  540800              Sole            Sole
TERRENO REALTY CORP         COM      88146M101    4794  263100              Sole            Sole
THOMAS PROPERTY GROUP       COM      884453101   12406 3475200              Sole            Sole
URSTADT BIDDLE PROPERTIES INCOM      917286205   12977  717729              Sole            Sole
VORNADO REALTY TRUST        COM      929042109   48409  565987              Sole            Sole



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